Commitments and Contingencies - Future Minimum Lease Payments for Non-Cancellable Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013
Future Minimum Payments Under Non Cancelable Operating Leases With Initial Terms Of One Year Or More [Line Items]
2014	$ 21.2
2015	19.7
2016	17.2
2017	7.2
2018	6.8
Thereafter	13.3
Total	$ 85.4